Goodwill and Other Intangible Assets (Details 1) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2017		$ 525,829
2018		479,875
2019		454,000
2020		454,000
2021		440,500
Thereafter		440,000
Total	$ 2,662,746	$ 2,794,204	$ 169,533